Stockholders’ Equity and Regulatory Capital - Schedule of Company’s and Banks’ Regulatory Capital (Details) $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Kentucky First Federal Bancorp [Member]
Schedule of Company’s and Banks’ Regulatory Capital [Line Items]
Actual Amount	$ 50,423	$ 48,514
Actual Ratio	0.136	0.133
For Capital Adequacy Purposes Amount	$ 33,476	$ 32,667
For Capital Adequacy Purposes Ratio	0.09	0.09
First Federal Savings and Loan Association of Hazard [Member]
Schedule of Company’s and Banks’ Regulatory Capital [Line Items]
Actual Amount	$ 18,247	$ 17,921
Actual Ratio	0.216	0.204
For Capital Adequacy Purposes Amount	$ 7,610	$ 8,009
For Capital Adequacy Purposes Ratio	0.09	0.09
First Federal Savings Bank of Kentucky [Member]
Schedule of Company’s and Banks’ Regulatory Capital [Line Items]
Actual Amount	$ 30,151	$ 29,399
Actual Ratio	0.105	0.102
For Capital Adequacy Purposes Amount	$ 25,905	$ 25,629
For Capital Adequacy Purposes Ratio	0.09	0.09